Consolidated Statements of Changes in Stockholders' Deficit (Unaudited) - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Total
Balance at September 30, 2021 (in shares) at Sep. 30, 2020	965,224
Balance at September 30, 2021 at Sep. 30, 2020	$ 965	$ 42,054,981	$ (43,556,437)	$ (1,500,491)
Net loss	$ 0	0	(6,240,482)	(6,240,482)
Stock-based compensation expense		496,066	0	496,066
Issuance of common stock and warrants, net of financing costs (in shares)	215,625
Issuance of common stock and warrants, net of financing costs	$ 216	6,219,017	0	6,219,233
Balance at September 30, 2021 (in shares) at Sep. 30, 2021	1,183,599
Balance at September 30, 2021 at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	0	0	(3,387,295)	(3,387,295)
Stock-based compensation expense	$ 0	397,470	0	397,470
Balance at September 30, 2021 (in shares) at Sep. 30, 2021	1,183,599
Balance at September 30, 2021 at Sep. 30, 2021	$ 1,184	48,770,061	(49,796,919)	(1,025,674)
Net loss	$ 0	0	(5,275,854)	(5,275,854)
Stock-based compensation expense		499,584	0	499,584
Issuance of common stock and warrants, net of financing costs (in shares)	63,833
Issuance of common stock and warrants, net of financing costs	$ 64	1,609,077	0	1,609,141
Balance at September 30, 2021 (in shares) at Mar. 31, 2022	1,184,599
Balance at September 30, 2021 at Mar. 31, 2022	$ 1,185	49,076,775	(52,137,384)	(3,059,424)
Net loss			(1,046,830)	(1,046,830)
Stock-based compensation expense		90,755		90,755
Balance at September 30, 2021 (in shares) at Sep. 30, 2022	1,249,432
Balance at September 30, 2021 at Sep. 30, 2022	$ 1,249	50,878,721	(55,072,773)	(4,192,803)
Net loss	0	0	(4,525,640)	(4,525,640)
Stock-based compensation expense	$ 0	213,809	0	213,809
Issuance of common stock and warrants, net of financing costs (in shares)	20,210
Issuance of common stock and warrants, net of financing costs	$ 20	440,308	0	$ 440,328
Exchange of warrants into common stock (in shares)	12,019			0
Exchange of warrants into common stock	$ 13	49,265		$ 49,278
Balance at September 30, 2021 at Dec. 31, 2022				(4,192,803)
Net loss				(4,525,640)
Balance at September 30, 2021 (in shares) at Mar. 31, 2023	1,274,605
Balance at September 30, 2021 at Mar. 31, 2023	$ 1,275	51,387,943	(57,775,306)	(6,386,088)
Net loss			(1,823,107)	(1,823,107)
Stock-based compensation expense		41,259	0	41,259
Issuance of common stock and warrants, net of financing costs (in shares)	10,608
Issuance of common stock and warrants, net of financing costs	$ 10	152,898	0	152,908
Exchange of warrants into common stock (in shares)	0
Exchange of warrants into common stock	$ 0	$ 0	$ 0	$ 0